4. License Agreement with Tarsin	12 Months Ended
Jun. 30, 2017
Receivables [Abstract]
License Agreement with Tarsin

In October 2012, the Company secured a license to market and license the world’s first regulatory compliant mobile platform for delivery of gaming content originally known as CAPSA, which met the standards of the Nevada Gaming Board, from Tarsin Inc. (“Tarsin”) through a licensing agreement. The licensing agreement provided the Company with an exclusive right to license the CAPSA software platform in selected geographical markets throughout Canada and Mexico, along with select customers within the United States (the “Tarsin License”). The CAPSA software platform was capable of providing digital media to a wide range of mobile handsets, and provided for the ability to securely transmit financial information to individual handset owners.

Tarsin filed a voluntary petition for bankruptcy protection in the U.S. Bankruptcy Court, Northern District of California and the Company was a creditor in this Case No. 13-53607. In resolving the bankruptcy case, NYG Holdings LLC (“NYG”) acquired the original intellectual property from Tarsin, which included the first generation CAPSA platform. Effective October 20, 2014, the Company entered into a multi-year license agreement for the CAPSA platform with NYG. The multi-year license agreement was for a five year term renewable annually thereafter. The Company was responsible to pay royalties fees of 10% of net revenues plus $100,000 annually. However, the first 18 months of the agreement were royalty free and the first three years of annual payments were waived. In the spring of 2015, the Company stopped development on the legacy CAPSA platform, as the CAPSA platform was eclipsed by rapid advances in open source software platforms that became commercially available in 2015. The Company never introduced its platform or any products into the market, never generated any revenue and never used the CAPSA platform in any commercial way. Recently, the Company made a decision to recast its business to take advantage of other opportunities that have arisen that do not utilize the CAPSA Platform. On August 31, 2017, the Company and NYG mutually agreed to terminate the license agreement and for the rights, licenses and obligations of each of the parties thereunder to terminate and cease effective December 31, 2016, the time at which NYG discontinued its business. Further, each party has mutually agreed to waive and release the other party from any breaches of the License Agreement by the other party that may have occurred during the term the License Agreement was in effect.